Equity and Other Equity Items - Narrative (Details) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity [Line Items]
Treasury shares (in shares)	13,030	18,608	10,226
Issuance of new shares (in shares)	0	11,350
Issuance of new shares	¥ 44	¥ 49,076	¥ 3,131,342
ESOP and BIP Trust
Equity [Line Items]
Treasury shares acquired (in shares)	520	12,343
Number of treasury shares sold (in shares)	6,101	3,966
Share capital
Equity [Line Items]
Issuance of new shares	¥ 22	¥ 24,538	1,565,671
Share premium
Equity [Line Items]
Issuance of new shares	¥ 22	¥ 24,538	¥ 1,565,671
ESOP and BIP Trust
Equity [Line Items]
Treasury shares (in shares)	12,772	18,353	9,976
Master Trust Bank of Japan, Ltd.
Equity [Line Items]
Treasury shares acquired (in shares)		49,009,000
Master Trust Bank of Japan, Ltd. | Share capital
Equity [Line Items]
Issuance of new shares (in shares)		11,350
Issuance of new shares		¥ 24,505
Master Trust Bank of Japan, Ltd. | Share premium
Equity [Line Items]
Issuance of new shares		¥ 24,505